Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 30, 2023	Aug. 05, 2023	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following information is provided about the relationship between Compensation shown on the Summary Compensation Table (SCT), Compensation Actually Paid (CAP), Total Shareholder Return (TSR), Net Income, and Non-GAAP Pre-Tax Income as the Company Selected Measure.
									Value of Initial Fixed $100 Investment Based On:
Year	Summary Comp. Table Total for Krueger CEO(a)	Summary Comp. Table Total for Mr. Hoffman CEO(a)	Summary Comp. Table Total for Mr. Hufnagel CEO(a)	Comp. Actually Paid to Krueger CEO(a),(b)	Comp. Actually Paid to Hoffman CEO(a),(b)	Comp. Actually Paid to Hufnagel CEO(a),(b)	Average Summary Comp. Table Total for Non-CEO NEOs(a)	Average Comp. Actually Paid to Non-CEO NEOs(a),(b)	Wolverine World Wide TSR	Peer Group (c) TSR	Net Income (in Millions)	Non-GAAP Pre-Tax Income (in Millions) (d)
2023	N/A	$7,578,715	$3,174,477	N/A	$3,230,490	$2,691,339	$2,310,884	$1,841,974	$28.98	$134.84	($39.2)	$4.8
2022	N/A	$6,519,654	N/A	N/A	$207,454	N/A	$1,818,674	$868,826	$34.33	$108.06	($189)	$133.1
2021	$14,405,857	N/A	N/A	$3,570,244	N/A	N/A	$3,924,986	$2,336,212	$88.24	$151.33	$67	$191.5
2020	$9,519,491	N/A	N/A	$5,934,954	N/A	N/A	$3,547,178	$2,591,063	$94.56	$120.70	($138.6)	$92.4
(a)	NEOs included in these columns reflect the following:
Year	CEO (or Principal Executive Officer)	Non-CEO NEOs
2023	Brendan Hoffman (through 8/5/2023) & Christopher Hufnagel (through end of year)	Isabel Soriano, Michael Stornant, James Zwiers, Amy Klimek
2022	Brendan Hoffman	Isabel Soriano, Michael Stornant, James Zwiers, Christopher Hufnagel
2021	Blake Krueger	Brendan Hoffman, Isabel Soriano, Michael Stornant, James Zwiers
2020	Blake Krueger	Brendan Hoffman, Michael Jeppesen, Michael Stornant, James Zwiers
(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with Item 402(v), with dividends accounted for in the change in fair value of the awards. Amounts do not reflect actual compensation earned by or paid to our NEOs during 2023.

	CEO		NEO Average
	Hoffman (2023)	Hufnagel (2023)	2023
Summary Compensation Table Total	$7,578,715	$3,174,477	$2,310,884
Less: Reported Fair Value of Equity Awards(1)	$5,800,021	$1,650,032	$1,078,853
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(2)	$2,693,615	$1,323,518	$822,604
Add: Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(2)	$219,399	$55,401	$62,459
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(2)	($464,034)	($84,675)	($89,668)
Less: Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(2)	$1,114,007	$—	$—
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$116,824	$25,586	$26,233
Less: Change in Pension Value Reported in the Summary Compensation Table	$—	$366,393	$330,331
Add: Pension Service Cost for Services Rendered During the Year	$—	$213,457	$118,647
Compensation Actually Paid	$3,230,490	$2,691,339	$1,841,974
(1)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. Dividends are accounted for in the change in fair value calculations. We did not grant any equity awards that vested in the year of grant.

(c)	Peer Group reflects the same S&P 1500 Consumer Durables & Apparel Index used for the performance graph included in the 10-K as required under S-K Item 201(e)(1)(ii).
(d)	For a reconciliation of GAAP Pre-tax Income to non-GAAP Pre-tax Income, as used in the third table below, See the Non-GAAP reconciliation table in Appendix A.

Company Selected Measure Name			non-GAAP Pre-tax Income
Named Executive Officers, Footnote
(a)	NEOs included in these columns reflect the following:
Year	CEO (or Principal Executive Officer)	Non-CEO NEOs
2023	Brendan Hoffman (through 8/5/2023) & Christopher Hufnagel (through end of year)	Isabel Soriano, Michael Stornant, James Zwiers, Amy Klimek
2022	Brendan Hoffman	Isabel Soriano, Michael Stornant, James Zwiers, Christopher Hufnagel
2021	Blake Krueger	Brendan Hoffman, Isabel Soriano, Michael Stornant, James Zwiers
2020	Blake Krueger	Brendan Hoffman, Michael Jeppesen, Michael Stornant, James Zwiers

Peer Group Issuers, Footnote
(c)	Peer Group reflects the same S&P 1500 Consumer Durables & Apparel Index used for the performance graph included in the 10-K as required under S-K Item 201(e)(1)(ii).

Adjustment To PEO Compensation, Footnote
(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with Item 402(v), with dividends accounted for in the change in fair value of the awards. Amounts do not reflect actual compensation earned by or paid to our NEOs during 2023.

	CEO		NEO Average
	Hoffman (2023)	Hufnagel (2023)	2023
Summary Compensation Table Total	$7,578,715	$3,174,477	$2,310,884
Less: Reported Fair Value of Equity Awards(1)	$5,800,021	$1,650,032	$1,078,853
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(2)	$2,693,615	$1,323,518	$822,604
Add: Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(2)	$219,399	$55,401	$62,459
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(2)	($464,034)	($84,675)	($89,668)
Less: Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(2)	$1,114,007	$—	$—
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$116,824	$25,586	$26,233
Less: Change in Pension Value Reported in the Summary Compensation Table	$—	$366,393	$330,331
Add: Pension Service Cost for Services Rendered During the Year	$—	$213,457	$118,647
Compensation Actually Paid	$3,230,490	$2,691,339	$1,841,974
(1)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. Dividends are accounted for in the change in fair value calculations. We did not grant any equity awards that vested in the year of grant.

Non-PEO NEO Average Total Compensation Amount			$ 2,310,884	$ 1,818,674	$ 3,924,986	$ 3,547,178
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,841,974	868,826	2,336,212	2,591,063
Adjustment to Non-PEO NEO Compensation Footnote
(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with Item 402(v), with dividends accounted for in the change in fair value of the awards. Amounts do not reflect actual compensation earned by or paid to our NEOs during 2023.

	CEO		NEO Average
	Hoffman (2023)	Hufnagel (2023)	2023
Summary Compensation Table Total	$7,578,715	$3,174,477	$2,310,884
Less: Reported Fair Value of Equity Awards(1)	$5,800,021	$1,650,032	$1,078,853
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(2)	$2,693,615	$1,323,518	$822,604
Add: Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(2)	$219,399	$55,401	$62,459
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(2)	($464,034)	($84,675)	($89,668)
Less: Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(2)	$1,114,007	$—	$—
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$116,824	$25,586	$26,233
Less: Change in Pension Value Reported in the Summary Compensation Table	$—	$366,393	$330,331
Add: Pension Service Cost for Services Rendered During the Year	$—	$213,457	$118,647
Compensation Actually Paid	$3,230,490	$2,691,339	$1,841,974
(1)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. Dividends are accounted for in the change in fair value calculations. We did not grant any equity awards that vested in the year of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Total Shareholder Return
The Chart below compares CEO and other NEOs’ Compensation Actually Paid to the Company’s TSR and Peer Group TSR. The TSR calculation assumes a $100 investment made on 12/28/2019.

Compensation Actually Paid vs. Net Income			Compensation Actually Paid versus Net Income The chart below compares the CEO and other NEOs’ Compensation Actually Paid to our Company’s GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid versus Non-GAAP Pre-Tax Income The chart below compares the CEO and other NEOs’ Compensation Actually Paid to our Company Selected Measure, Non-GAAP Pre-Tax Income.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid versus Total Shareholder Return
The Chart below compares CEO and other NEOs’ Compensation Actually Paid to the Company’s TSR and Peer Group TSR. The TSR calculation assumes a $100 investment made on 12/28/2019.

Tabular List, Table
Tabular list of Company Performance Measures
The four measures listed below, in no particular order, represent the most important metrics to link Compensation Actually Paid for FY 2023 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Short-Term Incentive Compensation” and “Long-Term Incentive Compensation.”
Most Important Performance Measures
Non-GAAP Pre-Tax Income
Revenue
Non-GAAP Operating Profit
Relative TSR

Total Shareholder Return Amount			$ 28.98	34.33	88.24	94.56
Peer Group Total Shareholder Return Amount			134.84	108.06	151.33	120.7
Net Income (Loss)			$ (39,200,000)	$ (189,000,000)	$ 67,000,000	$ (138,600,000)
Company Selected Measure Amount			4,800,000	133,100,000	191,500,000	92,400,000
PEO Name	Christopher Hufnagel	Brendan Hoffman		Brendan Hoffman	Blake Krueger	Blake Krueger
Measure:: 1
Pay vs Performance Disclosure
Name			Non-GAAP Pre-Tax Income
Non-GAAP Measure Description
(d)	For a reconciliation of GAAP Pre-tax Income to non-GAAP Pre-tax Income, as used in the third table below, See the Non-GAAP reconciliation table in Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Non-GAAP Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR
Brendan Hoffman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,578,715	$ 6,519,654
PEO Actually Paid Compensation Amount			3,230,490	$ 207,454
Christopher Hufnagel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,174,477
PEO Actually Paid Compensation Amount			2,691,339
Blake Krueger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 14,405,857	$ 9,519,491
PEO Actually Paid Compensation Amount					$ 3,570,244	$ 5,934,954
PEO | Brendan Hoffman [Member] | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,800,021)
PEO | Brendan Hoffman [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,693,615
PEO | Brendan Hoffman [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			219,399
PEO | Brendan Hoffman [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(464,034)
PEO | Brendan Hoffman [Member] | Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,114,007)
PEO | Brendan Hoffman [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			116,824
PEO | Brendan Hoffman [Member] | Change in Pension Value Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brendan Hoffman [Member] | Pension Service Cost for Services Rendered During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Christopher Hufnagel [Member] | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,650,032)
PEO | Christopher Hufnagel [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,323,518
PEO | Christopher Hufnagel [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			55,401
PEO | Christopher Hufnagel [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(84,675)
PEO | Christopher Hufnagel [Member] | Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Christopher Hufnagel [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,586
PEO | Christopher Hufnagel [Member] | Change in Pension Value Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(366,393)
PEO | Christopher Hufnagel [Member] | Pension Service Cost for Services Rendered During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			213,457
Non-PEO NEO | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,078,853)
Non-PEO NEO | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			822,604
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			62,459
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(89,668)
Non-PEO NEO | Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,233
Non-PEO NEO | Change in Pension Value Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(330,331)
Non-PEO NEO | Pension Service Cost for Services Rendered During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 118,647